Guarantees,Commitments,And Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Companys purchase obligations of future period [Abstract]
Summary of Companys purchase obligations of future period	The Company has purchase obligations over the next three years as follows:

2024	$528,003
2025	22,047
2026	937